UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3081

Dreyfus Appreciation Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
September 30, 2008 (Unaudited)

Common Stocks--100.2%	Shares	Value ($)

Beverages--7.6%
Coca-Cola	2,347,700	124,146,376
PepsiCo	1,778,800	126,775,076
		250,921,452
Consumer Discretionary--8.0%
Christian Dior	536,600 a	41,023,229
McDonald's	1,146,300	70,726,710
McGraw-Hill	1,453,900 a	45,957,779
News, Cl. A	4,835,108	57,972,945
News, Cl. B	234,100	2,844,315
Target	926,800	45,459,540
		263,984,518
Consumer Staples--23.1%
Altria Group	3,429,300	68,037,312
Estee Lauder, Cl. A	707,100 a	35,291,361
Fomento Economico Mexicano, ADR	391,800	14,943,252
Kraft Foods, Cl. A	511,868	16,763,677
Nestle, ADR	3,048,750	131,058,750
Philip Morris International	3,429,300	164,949,330
Procter & Gamble	2,330,700	162,426,483
SYSCO	731,700 a	22,558,311
Wal-Mart Stores	996,500	59,680,385
Walgreen	2,780,500	86,084,280
Whole Foods Market	241,100 a	4,829,233
		766,622,374
Energy--24.3%
BP, ADR	206,900 a	10,380,173
Chevron	1,542,700	127,241,896
ConocoPhillips	1,892,400	138,618,300
Exxon Mobil	3,324,198	258,157,217
Halliburton	1,222,700	39,603,253
National Oilwell Varco	226,300 b	11,367,049
Occidental Petroleum	956,000	67,350,200
Patriot Coal	34,300 b	996,415
Peabody Energy	171,400	7,713,000
Royal Dutch Shell, ADR	619,400	36,550,794
Total, ADR	1,121,900	68,076,892
Transocean	260,448 b	28,607,608
Weatherford International	440,800 b	11,081,712
		805,744,509
Financial--8.5%
American Express	1,120,800	39,709,944
Ameriprise Financial	536,600	20,498,120
Bank of America	1,518,400	53,144,000
Berkshire Hathaway, Cl. A	392 b	51,195,200
HSBC Holdings, ADR	721,700 a	58,335,011

JPMorgan Chase & Co.	996,400	46,531,880
Prudential Financial	195,900 a	14,104,800
		283,518,955
Health Care--9.2%
Abbott Laboratories	1,268,300	73,028,714
Intuitive Surgical	30,000 a,b	7,229,400
Johnson & Johnson	1,853,600	128,417,408
Medtronic	391,800	19,629,180
Merck & Co.	468,300	14,779,548
Novo Nordisk, ADR	362,500	18,560,000
Roche Holding, ADR	585,400	45,552,843
		307,197,093
Industrial--8.0%
Caterpillar	538,800 a	32,112,480
Emerson Electric	1,534,800	62,604,492
General Dynamics	362,500	26,687,250
General Electric	4,062,600	103,596,300
McDermott International	250,000 b	6,387,500
United Technologies	587,800	35,303,268
		266,691,290
Information Technology--9.3%
Apple	318,400 b	36,189,344
Automatic Data Processing	878,800	37,568,700
Cisco Systems	1,714,300 b	38,674,608
Corning	720,000	11,260,800
Intel	4,829,300	90,452,789
Microsoft	1,886,200	50,342,678
QUALCOMM	438,800	18,855,236
Texas Instruments	1,175,500	25,273,250
		308,617,405
Materials--2.2%
Freeport-McMoRan Copper & Gold	340,000 a	19,329,000
Praxair	609,700	43,739,878
Rio Tinto, ADR	46,000 a	11,477,000
		74,545,878
Total Common Stocks
(cost $2,364,689,663)		3,327,843,474

Investment of Cash Collateral for
Securities Loaned--2.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $84,306,528)	84,306,528 [c]	84,306,528

Total Investments (cost $2,448,996,191)	102.7%	3,412,150,002
Liabilities, Less Cash and Receivables	(2.7%)	(89,493,911)
Net Assets	100.0%	3,322,656,091

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At September 30, 2008, the total market value of the fund's securities on loan is $84,512,599 and the total market value of the collateral held by the fund is $84,306,528.

b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $2,448,996,191.

Net unrealized appreciation on investments was $963,153,811 of which $1,126,361,419 related to appreciated investment securities and $163,207,608 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instrument

Level 1 - Quoted Prices	3,371,126,773	0

Level 2 - Other Significant Observable Inputs	41,023,229	0

Level 3 - Significant Unobservable Inputs	0	0

Total	3,412,150,002	0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)